September 21, 2007
Mail Stop 4561
Securities and Exchange Commission
100 F Street, N.E.
Mail Stop 4561
Washington, D.C. 20549
Attention: Karen J. Garnett, Assistant Director

Re:	Brookshire Raw Materials (U.S.) Trust Registration Statement on Form S-1 File No. 333-136879
Dear Ms. Garnett:
     On behalf of, and as counsel for, Brookshire Raw Materials Management, LLC, a Delaware limited liability company and Brookshire Raw Materials (U.S.) Trust, a Delaware statutory trust (the “Trust”), and each of the co-registrants noted thereon and signatory thereto, we hereby transmit for filing under the Securities Act of 1933, as amended, Amendment No. 8 (the “Amendment”) to the Trust’s Registration Statement on Form S-1, adding the form of custodial agreement and addressing references to the custodian and escrow agent.
     If you have any questions regarding the enclosed Amendment or need additional information, please do not hesitate to contact me at (212) 895-4229 or Richard Holbrook, also of this office, at (202) 508-8879.

Very truly yours,
/s/ Robert G. Frucht
Robert G. Frucht Of Crowell & Moring, LLP

     Enclosures

cc:	John Marshall Gary Sugar